Stockholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Stockholders' Equity - Schedule of Stock by Class

Stockholders’ equity consisted of the following:

WISeKey International Holding Ltd	As at December 31, 2023		As at December 31, 2022
Share Capital	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Par value per share (in CHF)	0.25	2.50	0.25	2.50
Share capital (in USD)	400,186	8,170,070	400,186	5,334,177
Per Articles of association and Swiss capital categories
Conditional Share Capital - Total number of conditional shares(1)	400,000	1,500,000	400,000	1,042,000
Total number of fully paid-in shares	1,600,880	3,076,150	1,600,880	2,005,890
Per US GAAP
Total number of authorized shares	2,000,880	6,194,267	2,000,880	3,548,392
Total number of fully paid-in issued shares(1)	1,600,880	3,076,150	1,600,880	2,005,890
Total number of fully paid-in outstanding shares(1)	1,600,880	2,954,097	1,600,880	1,996,745
Par value per share (in CHF)	0.25	2.50	0.25	2.50
Share capital (in USD)	400,186	8,170,070	400,186	5,334,177
Total share capital (in USD)	8,570,256		5,734,363
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	-	122,053	-	9,145
Treasury share capital (in USD)	-	691,280	-	370,744
Total treasury share capital (in USD)	-	691,280	-	370,744

(1) Conversions of conditional capital that were not registered with the commercial register as of December 31, 2023 are not deducted from the total number of conditional shares, i.e. the number shown is as if the issues had not taken place.